Note 19 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options exercised (in shares)	581,800	600,500
Aggregate fair value	$ 45,089	$ 42,058
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	581,800	600,500
Aggregate fair value	$ 77,847	$ 68,629
Intrinsic value	32,758	26,571
Amount of cash received	45,089	42,058
Tax benefit recognized	$ 1,051	$ 131